Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Basic net earnings	$ 1,466,142	$ 1,369,072
Diluted net earnings	$ 1,466,142	$ 1,369,072
Basic weighted average number of ordinary shares outstanding (in shares)	239,262,004	249,119,219
Net effect of dilutive stock options and PSUs (in shares)	3,605,441	3,969,661
Diluted weighted average number of ordinary shares outstanding (in shares)	242,867,445	253,088,880
Basic earnings per share (CAD per share)	$ 6.13	$ 5.50
Diluted earnings per share (CAD per share)	$ 6.04	$ 5.41
Anti-dilutive securities excluded from computation of earnings per share (in shares)	307,272	1,276,809
Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,841,709	15,460,465
PSUs | Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	8,839,439	1,433,521